Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2021
Significant accounting judgments estimates and assumptions
Significant accounting judgments, estimates and assumptions
4.	Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the reporting dates and the reported amounts of revenues and expenses during the reporting periods. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Significant judgments

Revenue recognition

Revenue from inactive accounts and unclaimed payments

The Group stipulates in its public offers the term during which a customer who failed to identify correctly the recipient of his transfer can return to correct the identification details or claim money back. If the customer does not return, the whole amount of transfer is appropriated by the Group in the period of specified time in the public offer. Similarly, the Group charges a daily commission on the balance of wallets that remained inactive during the period indicated in the public offer. The Group believes that including these rules into its public offers gives it appropriate legal rights to recognize the extinguishment of customer liabilities and, therefore, record the related gain as revenue.

Functional currency

Each entity in the Group determines its own functional currency, depending on the economic environment it operates in, and items included in the financial statements of each entity are measured using that functional currency.

Recognition of control, joint control, or significant influence over entities

In assessing business combinations, the Group analyses all relevant terms and conditions of management of the acquired or newly established entities and exercise judgment in deciding whether the Group has control, joint control, or significant influence over them. As a result, certain acquisitions where the Group’s share is over 50% may not be recognized as consolidated subsidiaries and vice versa. See Note 6 for details.

Determining the lease term of contracts with renewal and termination options

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has the option, under some of its contracts to lease the assets for additional term. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., construction of significant leasehold improvements or significant customisation to the leased asset).

The carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year are disclosed in Note 21.

4.	Significant accounting judgments, estimates and assumptions (continued)

Significant estimates and assumptions

Significant estimates reflected in the Company’s financial statements include, but are not limited to:

●	Fair values of assets and liabilities acquired in business combinations;
●	Fair value of assets transferred in non-monetary transactions;
●	Useful life of property, equipment and Intangible assets
●	Impairment of intangible assets, goodwill, investments in associates and joint ventures;
●	Recoverability of deferred tax assets;
●	Impairment of loans and receivables;
●	Uncertain position over risk assessment;

Actual results could materially differ from those estimates. The key assumptions concerning the future events and other key sources of estimation uncertainty at the reporting date that have a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Fair values of assets and liabilities acquired in business combinations

The Group recognizes separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in the business combination at their fair values, which involves estimates. Such estimates are based on valuation techniques, which require considerable judgment in forecasting future cash flows and developing other assumptions.

Impairment of goodwill and intangible assets

For the purpose of the goodwill impairment test, the Group estimates the recoverable amount of its CGUs as higher of its fair value less costs of disposal on the basis of quoted prices of the Company’s ordinary shares and as value in use based on discounted cash flow models. For the purpose of testing for impairment the Group’s intangible assets with indefinite useful lifes estimates the recoverable amounts of each asset as fair value less costs of disposal on the basis of comparative method and cost approach. For the purpose of intangible assets with definite useful life impairment, when indicators of impairment are noted, the Group estimates the recoverable amounts as the higher of value in use or fair value less costs to sell of an individual asset or the CGU to which this asset relates. See also Note 11 below for details.

Impairment of investments in associates and joint ventures

The Group’s investments in significant associates and joint ventures are generally designated as separate CGUs. The recoverable amount of these CGUs is determined based on a value in use calculation using appropriate financial models.

Recoverability of deferred tax assets

The utilization of deferred tax assets will depend on whether it is possible to generate sufficient taxable income against which the deductible temporary differences can be utilized. Various factors are used to assess the probability of the future utilization of deferred tax assets, including past operating results, operational plans, expiration of tax losses carried forward, and tax planning strategies.

Certain deferred tax assets were not recorded because the Group does not expect to realize certain of its tax loss carry forwards in the foreseeable future due to the history of losses. Further details on deferred taxes are disclosed in Note 26.

4	Significant accounting judgments, estimates and assumptions (continued)

ECL measurement

The Group records an allowance for ECLs for all loans and other debt financial assets not held at FVPL. The ECL allowance is based on the credit losses expected to arise over the life of the asset (the lifetime expected credit loss or LTECL), unless there has been no significant increase in credit risk since origination, in which case, the allowance is based on the 12 months’ expected credit loss (12mECL). The 12mECL is the portion of LTECL that represents the ECLs that result from default events on a financial instrument that are possible within the 12 months after the reporting date. Both LTECL and 12mECL are calculated on either an individual basis or a collective basis, depending on the nature of the underlying portfolio of financial instruments.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate. The mechanics of the ECL calculations are outlined below and the key elements are as follows:

- PD

The Probability of Default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognised and is still in the portfolio.

- EAD

The Exposure at Default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdowns on committed facilities, and accrued interest from missed payments.

- LGD

The Loss Given Default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realisation of any collateral. It is usually expressed as a percentage of the EAD.

For other financial assets (i.e., cash in banks, loans and debt instruments) and financial liabilities (i.e., financial guaranties and credit related commitments) the Group has established a policy to perform an assessment, at the end of each reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument.

In all cases, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due. The Group considers a financial asset in default when contractual payment are 90 days past due (except for particular sort of Trade and other receivables of 60 days). However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

For Trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group has established a provision matrix that is based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For instalment card loans and its undrawn credit commitments ELC calculation the Group used internal historical instalment card loans loss rates statistics for assessment of probabilities of default. The loss given default is an estimate of the loss arising in the case where a default occurs at a given time and is based on internal statistics.

Further details on provision for impairment of loans and receivables are disclosed in Notes 12, 13.

Uncertainty over risk assessment

The Group discloses possible and recognises probable risks in respect on currency, customs, litigations, tax and other regulatory positions. Management estimates the amount of risk based on its interpretation of the relevant legislation, in accordance with the current industry practice and in conformity with its estimation of probability, which require considerable judgment. See Note 27 for the details and amount of possible risks.

4	Significant accounting judgments, estimates and assumptions (continued)

Related parties identification

The Group applies significant judgement in evaluating whether PJSC Bank “FC Otkritie” (hereinafter – “Otkritie”) is a related party to the Group in terms of IAS 24 by considering whether Otkritie has been exercising significant influence over the Group within the framework of IAS 28.

During 2019-2021, Otkritie has been the Group’s minority shareholder with less than 20% of voting rights. However, there were some circumstances, which might evidence the existence of an influence over the Group, which include:

●	Otkritie has one representative in the Group’s board of directors (comprising of seven members), and hence could have the ability to participate in policy-making processes of the Company;
●	material transaction between Otkritie and the Group regarding sale of Tochka (Note 6).

According to the Articles of association of the Company, it is considered, that one person cannot influence significantly the decision-making process within the Board of directors comprising of seven members. Otkritie, having less than 20% of voting rights, cannot guarantee its representation on the Group’s board of directors or block the decision to replace its member that can be done at any moment of time.

The Group and Otkritie interacts with each other in the ordinary course of business. All transactions are made on a fair market price basis. While making a decision over Tochka sale, a committee of independent directors only was created that considered the transaction, who then recommended it to the Board. While voting the Otkritie’s representative was withdrawn from the Board.

Based on the abovementioned facts and circumstances Management considers that Otkritie cannot exercise significant influence and, therefore, is not a related party under IAS 28.

The following table provides the total amount of transactions that have been entered into with Otkritie during the years ended December 31, 2021, 2020 and 2019, as well as balances with it as of December 31, 2021, 2020 and 2019:

	For the year ended December 31		As of December 31
	Sales to/ income	Purchases/ expenses	Amounts owed	Amounts owed
	from Otkritie	from Otkritie	by Otkritie	to Otkritie
2021	8,711	(436)	8,621	(181)
2020	183	(1,716)	1,075	(149)
2019	418	(1,103)	1,148	(594)